DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS (Details)			3 Months Ended		8 Months Ended	9 Months Ended	11 Months Ended
	Jul. 07, 2020 USD ($) $ / shares shares	Feb. 14, 2020 item	Sep. 30, 2021 USD ($)	Sep. 30, 2020 USD ($)	Sep. 30, 2020 USD ($) shares	Sep. 30, 2021 USD ($) shares	Dec. 31, 2020 USD ($) $ / shares shares	Jul. 28, 2021 USD ($)	Mar. 03, 2021 USD ($)
Subsidiary, Sale of Stock [Line Items]
Condition for future business combination number of businesses minimum | item		1
Sale of Units, net of underwriting discounts (in shares) | shares					27,600,000		27,600,000
Sale of Private Placement Warrants (in shares) | shares	7,520,000						21,320,000
Price of single warrant | $ / shares	$ 1.00
Proceeds from sale of Private Placement Warrants	$ 7,520,000				$ 7,520,000	$ 0	$ 7,520,000
Transaction Costs	15,851,828		$ 0	$ 671,901	$ 671,901	0	15,851,828
Underwriting fees	5,520,000						5,520,000
Deferred underwriting fees	9,660,000		9,660,000			$ 9,660,000	9,660,000
Other offering costs	$ 671,828						671,828
Investment of Cash into Trust Account							$ 209,000
Threshold minimum aggregate fair market value as a percentage of the assets held in the Trust Account						80.00%	80.00%
Threshold percentage of outstanding voting securities of the target to be acquired by post-transaction company to complete business combination						50.00%	50.00%
Minimum net tangible assets upon consummation of the Business Combination			5,000,001			$ 5,000,001	$ 5,000,001
Threshold percentage of Public Shares subject to redemption without the Company's prior written consent						15.00%	15.00%
Obligation to redeem Public Shares if entity does not complete a Business Combination (as a percent)						100.00%	100.00%
Threshold business days for redemption of public shares						10 days	10 days
Maximum net interest to pay dissolution expenses						$ 100,000	$ 100,000
Cash			304,944			304,944	491,827
Operating bank accounts			276,178,675			276,178,675	276,209,453
Working capital deficit			2,265,312			2,265,312	897,026
Franchise tax payable			$ 150,000			$ 150,000	176,006
Investment of Cash into Trust Account							$ 209,000
Loans for working capital purpose								$ 4,000,000
Subsequent Event
Subsidiary, Sale of Stock [Line Items]
Loans for working capital purpose									$ 1,500,000
Initial Public Offering
Subsidiary, Sale of Stock [Line Items]
Sale of Units, net of underwriting discounts (in shares) | shares	27,600,000					27,600,000	27,600,000
Unit price | $ / shares	$ 10.00						$ 10.00
Proceeds from issuance of units	$ 276,000,000
Investment of Cash into Trust Account	$ 276,000,000
Investment maximum maturity term	185 days
Investment of Cash into Trust Account	$ 276,000,000
Private Placement
Subsidiary, Sale of Stock [Line Items]
Sale of Private Placement Warrants (in shares) | shares	7,520,000						7,520,000
Price of single warrant | $ / shares	$ 1.00						$ 1.00
Proceeds from sale of Private Placement Warrants	$ 7,520,000						$ 7,520,000
Over-allotment option
Subsidiary, Sale of Stock [Line Items]
Sale of Units, net of underwriting discounts (in shares) | shares	3,600,000					3,600,000	3,600,000
Unit price | $ / shares	$ 10.00